Schedule of Income Tax Provision (Details) - Globallink Investment Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Current	$ 239,905	$ 608,864
Deferred	(200,505)	(279,347)
State
Current
Deferred
Change in valuation allowance	200,505	199,988
Income tax provision	$ 239,905	$ 529,505